S000010623 [Member] Expense Example, No Redemption - S000010623 [Member]	Oct. 31, 2025 USD ($)
C000184729 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	140
Expense Example, No Redemption, 5 Years	260
Expense Example, No Redemption, 10 Years	609
C000253712 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	172
Expense Example, No Redemption, 5 Years	315
Expense Example, No Redemption, 10 Years	731
C000029387 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	359
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	1,242
C000029389 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	747
Expense Example, No Redemption, 10 Years	1,498
C000029392 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	172
Expense Example, No Redemption, 5 Years	315
Expense Example, No Redemption, 10 Years	731
C000122658 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	155
Expense Example, No Redemption, 5 Years	286
Expense Example, No Redemption, 10 Years	$ 669